Consolidated Statements Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Comprehensive Income
Net loss	$ 6,244	$ 2,007	$ 2,617
Amounts that will not be reclassified subsequently to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency	(461)	(190)	5
Total other comprehensive income before loss	(461)	(190)	5
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Adjustments arising from translating financial statements of foreign operation			(3)
Amounts transferred to the statement of profit or loss for sale of foreign operation		6
Total other comprehensive income (loss)		6	(3)
Total comprehensive loss	5,783	1,823	2,619
Attributable to:
Equity holders of the Company	5,783	1,979	2,543
Non-controlling interests		(156)	76
Comprehensive income	$ 5,783	$ 1,823	$ 2,619